Average Annual Total Returns - Allspring Taxable Fixed Income Funds (Classes A, C, R6, Administrator & Institutional)		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.15%)	(1.29%)	0.64%
Performance Inception Date	Oct. 31, 2001
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.73%)	(2.61%)	(0.44%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.87%)	(1.47%)	0.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)	(1.13%)	0.49%
Performance Inception Date	Oct. 31, 2001
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.70%	0.00%	1.50%
Performance Inception Date	Nov. 30, 2012
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		1.38%	(0.32%)	1.17%
Performance Inception Date	Jun. 30, 1997
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		1.65%	(0.04%)	1.46%
Performance Inception Date	Oct. 31, 2001
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%